Basis of preparation and accounting policies - Yield curves used to discount cash flows of insurance contracts (Details)	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Yield curves used to discount cash flows of insurance contracts
Proportion of reference portfolio's illiquidity premium applied to portfolios of insurance contracts, low value	0.00%
Proportion of reference portfolio's illiquidity premium applied to portfolios of insurance contracts, middle value	50.00%
Proportion of reference portfolio's illiquidity premium applied to portfolios of insurance contracts, high value	100.00%
Minimum
Yield curves used to discount cash flows of insurance contracts
Allowance for credit risk	0.0020	0.0023
Maximum
Yield curves used to discount cash flows of insurance contracts
Allowance for credit risk	0.0056	0.0056
Chinese yuan (CNY) | 1 year | Minimum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	2.07%	2.09%	2.21%
Chinese yuan (CNY) | 1 year | Maximum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	2.33%	2.84%	2.60%
Chinese yuan (CNY) | 5 years | Minimum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	2.41%	2.65%	2.63%
Chinese yuan (CNY) | 5 years | Maximum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	2.67%	3.29%	2.99%
Chinese yuan (CNY) | 10 years | Minimum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	2.59%	2.88%	2.81%
Chinese yuan (CNY) | 10 years | Maximum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	2.85%	3.52%	3.19%
Chinese yuan (CNY) | 15 years | Minimum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	2.70%	3.05%	3.00%
Chinese yuan (CNY) | 15 years | Maximum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	2.96%	3.69%	3.65%
Chinese yuan (CNY) | 20 years | Minimum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	2.76%	3.14%	3.12%
Chinese yuan (CNY) | 20 years | Maximum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	3.02%	3.79%	3.71%
Hong Kong dollar (HKD) | 1 year | Minimum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	4.76%	4.85%	0.43%
Hong Kong dollar (HKD) | 1 year | Maximum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	5.23%	6.14%	1.44%
Hong Kong dollar (HKD) | 5 years | Minimum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	3.75%	3.96%	1.24%
Hong Kong dollar (HKD) | 5 years | Maximum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	4.22%	5.25%	2.26%
Hong Kong dollar (HKD) | 10 years | Minimum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	3.76%	3.78%	1.47%
Hong Kong dollar (HKD) | 10 years | Maximum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	4.23%	5.07%	2.48%
Hong Kong dollar (HKD) | 15 years | Minimum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	3.89%	3.82%	1.62%
Hong Kong dollar (HKD) | 15 years | Maximum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	4.36%	5.11%	2.64%
Hong Kong dollar (HKD) | 20 years | Minimum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	3.95%	3.84%	1.91%
Hong Kong dollar (HKD) | 20 years | Maximum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	4.42%	5.13%	2.92%
Indonesian rupiah (IDR) | 1 year | Minimum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	6.47%	5.65%	3.43%
Indonesian rupiah (IDR) | 1 year | Maximum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	6.96%	6.13%	4.81%
Indonesian rupiah (IDR) | 5 years | Minimum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	6.63%	6.72%	5.55%
Indonesian rupiah (IDR) | 5 years | Maximum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	7.12%	7.20%	6.93%
Indonesian rupiah (IDR) | 10 years | Minimum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	6.73%	7.29%	7.04%
Indonesian rupiah (IDR) | 10 years | Maximum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	7.22%	7.77%	8.42%
Indonesian rupiah (IDR) | 15 years | Minimum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	6.94%	7.51%	7.43%
Indonesian rupiah (IDR) | 15 years | Maximum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	7.43%	7.99%	8.81%
Indonesian rupiah (IDR) | 20 years | Minimum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	7.03%	7.77%	7.74%
Indonesian rupiah (IDR) | 20 years | Maximum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	7.52%	8.25%	9.12%
Malaysian ringgit (MYR) | 1 year | Minimum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	3.31%	3.52%	2.25%
Malaysian ringgit (MYR) | 1 year | Maximum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	3.56%	3.91%	2.58%
Malaysian ringgit (MYR) | 5 years | Minimum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	3.67%	3.91%	3.19%
Malaysian ringgit (MYR) | 5 years | Maximum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	3.92%	4.29%	3.52%
Malaysian ringgit (MYR) | 10 years | Minimum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	3.78%	4.13%	3.72%
Malaysian ringgit (MYR) | 10 years | Maximum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	4.03%	4.52%	4.05%
Malaysian ringgit (MYR) | 15 years | Minimum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	4.09%	4.35%	4.13%
Malaysian ringgit (MYR) | 15 years | Maximum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	4.34%	4.73%	4.46%
Malaysian ringgit (MYR) | 20 years | Minimum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	4.33%	4.49%	4.34%
Malaysian ringgit (MYR) | 20 years | Maximum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	4.58%	4.88%	4.67%
Singapore dollar (SGD) | 1 year | Minimum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	3.62%	3.83%	0.60%
Singapore dollar (SGD) | 1 year | Maximum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	4.37%	4.94%	1.58%
Singapore dollar (SGD) | 5 years | Minimum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	2.67%	2.86%	1.38%
Singapore dollar (SGD) | 5 years | Maximum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	3.42%	3.98%	2.35%
Singapore dollar (SGD) | 10 years | Minimum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	2.71%	3.11%	1.72%
Singapore dollar (SGD) | 10 years | Maximum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	3.46%	4.22%	2.70%
Singapore dollar (SGD) | 15 years | Minimum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	2.77%	2.91%	1.99%
Singapore dollar (SGD) | 15 years | Maximum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	3.52%	4.02%	2.97%
Singapore dollar (SGD) | 20 years | Minimum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	2.74%	2.49%	2.14%
Singapore dollar (SGD) | 20 years | Maximum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	3.49%	3.61%	3.12%
United States dollar (USD) | 1 year | Minimum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	4.81%	4.75%	0.38%
United States dollar (USD) | 1 year | Maximum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	5.64%	5.91%	1.30%
United States dollar (USD) | 5 years | Minimum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	3.86%	4.02%	1.27%
United States dollar (USD) | 5 years | Maximum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	4.69%	5.17%	2.20%
United States dollar (USD) | 10 years | Minimum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	3.90%	3.89%	1.53%
United States dollar (USD) | 10 years | Maximum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	4.73%	5.05%	2.46%
United States dollar (USD) | 15 years | Minimum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	4.01%	3.98%	1.69%
United States dollar (USD) | 15 years | Maximum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	4.84%	5.15%	2.61%
United States dollar (USD) | 20 years | Minimum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	4.36%	4.27%	2.01%
United States dollar (USD) | 20 years | Maximum
Yield curves used to discount cash flows of insurance contracts
Yield (percentage)	5.19%	5.43%	2.93%